Investments in Associates and Joint Ventures - Summary of Financial Information on Major Associates and Joint Ventures Adjustments to Carrying Amount of Investment in Associates and Dividends Received (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Share of net asset amount		₩ 558,981		₩ 410,457
Carrying amount		682,670	[1]	448,718	[1]	$ 541,724	₩ 771,435	[1]
Dividends	[1]	46,194		32,903
KB Pre IPO Secondary Venture Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			10,678
Total liabilities	[2]			3
Share capital	[2]			4,015
Equity	[2]			10,675
Share of net asset amount	[2],[3]			1,622
Unrealized gains (losses)	[2]			0
Carrying amount	[1]	0		1,622	[2],[3]		1,279
Operating income	[2]			4,594
Profit (Loss)	[2]			4,180
Other comprehensive income	[2]			0
Total comprehensive income	[2]			4,180
Dividends	[1]	0		0	[2]
Balhae Infrastructure Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	781,317		853,961
Total liabilities	[2]	62,422		62,336
Share capital	[2]	765,686		840,323
Equity	[2]	718,895		791,625
Share of net asset amount	[2],[3]	90,653		99,785
Unrealized gains (losses)	[2]	(36)		0
Carrying amount	[1]	90,617	[2],[3]	99,785	[2],[3]		106,624
Operating income	[2]	100,720		97,833
Profit (Loss)	[2]	133,964		19,559
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	133,964		19,559
Dividends	[1],[2]	16,646		9,121
Aju Good Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	58,749		64,303
Total liabilities	[2]	7,171		4,703
Share capital	[2]	21,180		32,100
Equity	[2]	51,578		59,600
Share of net asset amount	[2]	19,840		22,921
Unrealized gains (losses)	[2]	(4)		0
Carrying amount	[1]	19,836	[2]	22,921	[2]		21,348
Operating income	[2]	22,381		22,486
Profit (Loss)	[2]	6,018		15,407
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	6,018		15,407
Dividends	[1],[2]	1,200		0
SY Auto Capital Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	85,077		88,144
Total liabilities	[2]	43,749		47,665
Share capital	[2]	20,000		20,000
Equity	[2]	41,328		40,479
Share of net asset amount	[2]	20,250		19,835
Unrealized gains (losses)	[2]	(1,088)		(1,613)
Carrying amount	[1]	19,162	[2]	18,222	[2]		16,144
Operating income	[2]	11,569		14,316
Profit (Loss)	[2]	474		2,193
Other comprehensive income	[2]	374		104
Total comprehensive income	[2]	848		2,297
Dividends	[1],[2]	0		0
Incheon Bridge Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	554,738		560,570
Total liabilities	[2]	661,227		690,530
Share capital	[2]	61,096		61,096
Equity	[2]	(106,489)		(129,960)
Share of net asset amount	[2],[3]	(15,963)		(19,481)
Unrealized gains (losses)	[2]	15,963		19,481
Carrying amount	[1]	0	[2],[3]	0	[2],[3]		0
Operating income	[2]	130,456		84,068
Profit (Loss)	[2]	23,754		(16,219)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	23,754		(16,219)
Dividends	[1],[2]	0		0
Big Dipper Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	642		143
Total liabilities	[2]	308		748
Share capital	[2]	493		1,750
Equity	[2]	334		(605)
Share of net asset amount	[2],[3]	60		(147)
Unrealized gains (losses)	[2]	0		147
Carrying amount	[1]	60	[2],[3]	0	[2],[3]		0
Operating income	[2]	834		939
Profit (Loss)	[2]	(672)		(583)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(672)		(583)
Dividends	[1],[2]	0		0
Paycoms Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	3,781		3,597
Total liabilities	[2]	2,032		1,960
Share capital	[2]	926		855
Equity	[2]	1,749		1,637
Share of net asset amount	[2],[4]	201		181
Unrealized gains (losses)	[2]	12		344
Carrying amount	[1]	213	[2],[4]	525	[2],[4]		198
Operating income	[2]	1,266		1,515
Profit (Loss)	[2]	399		857
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	399		857
Dividends	[1],[2]	0		0
Food Factory Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	8,599		8,332
Total liabilities	[2]	5,468		5,482
Share capital	[2]	450		450
Equity	[2]	3,131		2,850
Share of net asset amount	[2],[5]	696		633
Unrealized gains (losses)	[2]	703		687
Carrying amount	[1]	1,399	[2],[5]	1,320	[2],[5]		1,281
Operating income	[2]	9,059		8,853
Profit (Loss)	[2]	605		354
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	605		354
Dividends	[1],[2]	0		0
Korea Credit Bureau Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	155,165		128,297
Total liabilities	[2]	100,065		78,328
Share capital	[2]	10,000		10,000
Equity	[2]	55,100		49,969
Share of net asset amount	[2],[3]	4,959		4,497
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	4,959	[2],[3]	4,497	[2],[3]		7,153
Operating income	[2]	144,906		128,150
Profit (Loss)	[2]	13,809		(27,327)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	13,809		(27,327)
Dividends	[1],[2]	0		90
POSCO-KB Shipbuilding Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	15,675		17,754
Total liabilities	[2]	321		432
Share capital	[2]	5,840		8,880
Equity	[2]	15,354		17,322
Share of net asset amount	[2]	4,798		5,413
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	4,798	[2]	5,413	[2]		12,895
Operating income	[2]	1,721		1,880
Profit (Loss)	[2]	1,072		376
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	1,072		376
Dividends	[1],[2]	0		0
UNION Media Commerce Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	3,319		3,318
Total liabilities	[2]	18		10
Share capital	[2]	3,450		3,450
Equity	[2]	3,301		3,308
Share of net asset amount	[2]	957		959
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	957	[2]	959	[2]		960
Operating income	[2]	0		0
Profit (Loss)	[2]	(8)		(3)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(8)		(3)
Dividends	[1],[2]	0		0
KBSP Private Equity Fund No.4
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	13,432		37,646
Total liabilities	[2]	776		5
Share capital	[2]	40,800		40,800
Equity	[2]	12,656		37,641
Share of net asset amount	[2],[3]	1,892		5,628
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	1,892	[2],[3]	5,628	[2],[3]		5,950
Operating income	[2]	6		(1,358)
Profit (Loss)	[2]	(24,985)		(2,154)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(24,985)		(2,154)
Dividends	[1],[2]	0		0
KB-Solidus Global Healthcare Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	50,796		112,358
Total liabilities	[2]	639		1,126
Share capital	[2]	23,100		68,400
Equity	[2]	50,157		111,232
Share of net asset amount	[2],[6]	21,735		48,201
Unrealized gains (losses)	[2]	697		697
Carrying amount	[1]	22,432	[2],[6]	48,898	[2],[6]		46,213
Operating income	[2]	2,952		18,782
Profit (Loss)	[2]	(15,775)		13,396
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(15,775)		13,396
Dividends	[1],[2]	0		0
KB-Stonebridge Secondary Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	172,979		151,004
Total liabilities	[2]	349		316
Share capital	[2]	163,413		148,587
Equity	[2]	172,630		150,688
Share of net asset amount	[2],[3]	25,144		21,948
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	25,144	[2],[3]	21,948	[2],[3]		16,636
Operating income	[2]	22,445		55,572
Profit (Loss)	[2]	20,887		54,053
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	20,887		54,053
Dividends	[1],[2]	2,006		9,895
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	44,880		13,886
Total liabilities	[2]	996		1,467
Share capital	[2]	47,868		15,376
Equity	[2]	43,884		12,419
Share of net asset amount	[2],[6]	16,539		4,680
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	16,539	[2],[6]	4,680	[2],[6]		5,049
Operating income	[2]	0		0
Profit (Loss)	[2]	(1,020)		(983)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(1,020)		(983)
Dividends	[1],[2]	0		0
KB-UTC Inno-Tech Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	44,111		47,848
Total liabilities	[2]	809		497
Share capital	[2]	48,260		48,260
Equity	[2]	43,302		47,351
Share of net asset amount	[2],[6]	19,180		20,972
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	19,180	[2],[6]	20,972	[2],[6]		16,999
Operating income	[2]	0		1,080
Profit (Loss)	[2]	(905)		32
Other comprehensive income	[2]	(1,647)		0
Total comprehensive income	[2]	(2,552)		32
Dividends	[1],[2]	0		0
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	9,226		18,069
Total liabilities	[2]	260		385
Share capital	[2]	5,400		13,200
Equity	[2]	8,966		17,684
Share of net asset amount	[2],[6]	5,978		11,789
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	5,978	[2],[6]	11,789	[2],[6]		16,042
Operating income	[2]	1,699		530
Profit (Loss)	[2]	(917)		120
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(917)		120
Dividends	[1],[2]	0		0
KB-TS Technology Venture Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	30,346		35,279
Total liabilities	[2]	5,714		5,228
Share capital	[2]	17,400		25,500
Equity	[2]	24,632		30,051
Share of net asset amount	[2],[6]	13,794		16,828
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	13,794	[2],[6]	16,828	[2],[6]		17,630
Operating income	[2]	1,043		2,094
Profit (Loss)	[2]	2,682		(1,151)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	2,682		(1,151)
Dividends	[1],[2]	0		0
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	42,538		69,943
Total liabilities	[2]	705		221
Share capital	[2]	31,020		61,100
Equity	[2]	41,833		69,722
Share of net asset amount	[2],[6]	17,801		29,669
Unrealized gains (losses)	[2]	(750)		(750)
Carrying amount	[1]	17,051	[2],[6]	28,919	[2],[6]		26,763
Operating income	[2]	11,851		14,244
Profit (Loss)	[2]	1,541		8,495
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	1,541		8,495
Dividends	[1],[2]	0		0
KB-SJ Tourism Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	20,926		22,947
Total liabilities	[2]	551		557
Share capital	[2]	24,840		27,000
Equity	[2]	20,375		22,390
Share of net asset amount	[2],[3]	3,773		4,146
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	3,773	[2],[3]	4,146	[2],[3]		4,133
Operating income	[2]	719		170
Profit (Loss)	[2]	145		(2,631)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	145		(2,631)
Dividends	[1],[2]	0		0
WJ Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	35,561		35,799
Total liabilities	[2]	161		170
Share capital	[2]	37,100		37,100
Equity	[2]	35,400		35,629
Share of net asset amount	[2]	9,542		9,604
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	9,542	[2]	9,604	[2]		9,711
Operating income	[2]	430		291
Profit (Loss)	[2]	(229)		(398)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(229)		(398)
Dividends	[1],[2]	0		0
All Together Korea Fund No.2
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	10,246		10,073
Total liabilities	[2]	1		1
Share capital	[2]	10,001		10,002
Equity	[2]	10,245		10,072
Share of net asset amount	[2],[7]	10,244		10,070
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	10,244	[2],[7]	10,070	[2],[7]		10,023
Operating income	[2]	179		53
Profit (Loss)	[2]	173		47
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	173		47
Dividends	[1],[2]	0		0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	102,827		127,960
Total liabilities	[2]	498		844
Share capital	[2]	81,100		111,600
Equity	[2]	102,329		127,116
Share of net asset amount	[2],[3]	12,554		15,254
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	12,554	[2],[3]	15,254	[2],[3]		5,611
Operating income	[2]	21,470		20,594
Profit (Loss)	[2]	5,713		16,252
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	5,713		16,252
Dividends	[1],[2]	0		0
Project Vanilla Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			1,283
Total liabilities	[2]			211
Share capital	[2]			5,000
Equity	[2]			1,072
Share of net asset amount	[2]			525
Unrealized gains (losses)	[2]			0
Carrying amount	[1]	0		525	[2]		2,151
Operating income	[2]			0
Profit (Loss)	[2]			(3,231)
Other comprehensive income	[2]			0
Total comprehensive income	[2]			(3,231)
Dividends	[1]	0		0	[2]
December & Company Inc.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	35,602		71,219
Total liabilities	[2]	13,271		17,276
Share capital	[2]	37,367		37,241
Equity	[2]	22,331		53,943
Share of net asset amount	[2],[3]	3,735		9,054
Unrealized gains (losses)	[2]	12,294		12,334
Carrying amount	[1]	16,029	[2],[3]	21,388	[2],[3]		24,402
Operating income	[2]	868		3,982
Profit (Loss)	[2]	(32,002)		(20,767)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(32,002)		(20,767)
Dividends	[1],[2]	0		0
2020 KB Fintech Renaissance Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	12,529		12,252
Total liabilities	[2]	38		5
Share capital	[2]	10,900		10,900
Equity	[2]	12,491		12,247
Share of net asset amount	[2],[3]	630		618
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	630	[2],[3]	618	[2],[3]		547
Operating income	[2]	395		1,566
Profit (Loss)	[2]	243		1,411
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	243		1,411
Dividends	[1],[2]	0		0
KB Bio Private Equity No.3 Ltd..
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			81,691
Total liabilities	[2]			101
Share capital	[2]			82,000
Equity	[2]			81,590
Share of net asset amount	[2],[3]			9,950
Unrealized gains (losses)	[2]			0
Carrying amount	[1]	0		9,950	[2],[3]		0
Operating income	[2]			4
Profit (Loss)	[2]			(410)
Other comprehensive income	[2]			0
Total comprehensive income	[2]			(410)
Dividends	[1]	6,028		0	[2]
KB Material and Parts No.1 PEF
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	22,953		23,104
Total liabilities	[2]	2		0
Share capital	[2]	23,500		23,500
Equity	[2]	22,951		23,104
Share of net asset amount	[2],[3]	3,321		3,343
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	3,321	[2],[3]	3,343	[2],[3]		3,371
Operating income	[2]	451		451
Profit (Loss)	[2]	83		42
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	83		42
Dividends	[1],[2]	34		34
FineKB Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	43,759		32,583
Total liabilities	[2]	1,828		315
Share capital	[2]	51,100		33,500
Equity	[2]	41,931		32,268
Share of net asset amount	[2]	10,483		8,067
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	10,483	[2]	8,067	[2]		0
Operating income	[2]	14,244		2
Profit (Loss)	[2]	(7,938)		(1,155)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(7,938)		(1,155)
Dividends	[1],[2]	0		0
G Payment Joint Stock Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	10,177		7,797
Total liabilities	[2]	3,523		557
Share capital	[2]	2,950		2,950
Equity	[2]	6,654		7,240
Share of net asset amount	[2]	2,917		3,175
Unrealized gains (losses)	[2]	6,364		6,175
Carrying amount	[1]	9,281	[2]	9,350	[2]		0
Operating income	[2]	3,401		819
Profit (Loss)	[2]	(831)		(762)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(831)		(762)
Dividends	[1],[2]	0		0
Smart Korea KB Future9Sejong Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	4,862		2,581
Total liabilities	[2]	0		81
Share capital	[2]	5,200		2,600
Equity	[2]	4,862		2,500
Share of net asset amount	[2]	1,870		962
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	1,870	[2]	962	[2]		0
Operating income	[2]	13		2
Profit (Loss)	[2]	(236)		(100)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(236)		(100)
Dividends	[1],[2]	0		0
KB-KTB Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	32,214		11,008
Total liabilities	[2]	280		101
Share capital	[2]	33,000		11,000
Equity	[2]	31,934		10,907
Share of net asset amount	[2],[6]	16,256		5,503
Unrealized gains (losses)	[2]	0		51
Carrying amount	[1]	16,256	[2],[6]	5,554	[2],[6]		0
Operating income	[2]	134		8
Profit (Loss)	[2]	(973)		(93)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(973)		(93)
Dividends	[1],[2]	0		0
KBSOLIDUS Healthcare Investment Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	21,483		2,040
Total liabilities	[2]	345		0
Share capital	[2]	22,440		2,040
Equity	[2]	21,138		2,040
Share of net asset amount	[2],[6]	18,651		1,800
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	18,651	[2],[6]	1,800	[2],[6]		0
Operating income	[2]	14		0
Profit (Loss)	[2]	(1,302)		0
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(1,302)		0
Dividends	[1],[2]	0		0
Paramark KB Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	63,260		8,943
Total liabilities	[2]	22		3
Share capital	[2]	70,169		9,860
Equity	[2]	63,238		8,940
Share of net asset amount	[2]	10,966		1,850
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	10,966	[2]	1,850	[2]		0
Operating income	[2]	581		0
Profit (Loss)	[2]	(6,010)		(920)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(6,010)		(920)
Dividends	[1],[2]	0		0
KB Star Office Private Real Estate Master Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			247,259
Total liabilities	[2]			122,620
Share capital	[2]			95,000
Equity	[2]			124,639
Share of net asset amount	[2]			26,240
Unrealized gains (losses)	[2]			0
Carrying amount	[1]	0		26,240	[2]		₩ 20,066
Operating income	[2]			18
Profit (Loss)	[2]			(127)
Other comprehensive income	[2]			0
Total comprehensive income	[2]			(127)
Dividends	[1]	20,280		963	[2]
KB Social Impact Investment Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	14,658		14,431
Total liabilities	[2]	439		157
Share capital	[2]	15,000		15,000
Equity	[2]	14,219		14,274
Share of net asset amount	[2]	4,266		4,282
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2]	4,266		4,282
Operating income	[2]	240		7
Profit (Loss)	[2]	(55)		(306)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(55)		(306)
Dividends	[2]	0		0
KB-GeneN Medical Venture Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	8,770
Total liabilities	[2]	48
Share capital	[2]	8,880
Equity	[2]	8,722
Share of net asset amount	[2]	1,965
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,965	[2]	0
Operating income	[2]	1
Profit (Loss)	[2]	(158)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(158)
Dividends	[1],[2]	0
KB-BridgePole Venture Investment Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	13,331
Total liabilities	[2]	73
Share capital	[2]	13,500
Equity	[2]	13,258
Share of net asset amount	[2],[3]	835
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	835	[2],[3]	0
Operating income	[2]	4
Profit (Loss)	[2]	(242)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(242)
Dividends	[1],[2]	0
KB-Kyobo New Mobility Power Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	9,932
Total liabilities	[2]	40
Share capital	[2]	10,500
Equity	[2]	9,892
Share of net asset amount	[2]	2,826
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	2,826	[2]	0
Operating income	[2]	2
Profit (Loss)	[2]	(608)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(608)
Dividends	[1],[2]	0
DAFriend New Technology Investment Fund No.2
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	3,527
Total liabilities	[2]	21
Share capital	[2]	3,650
Equity	[2]	3,506
Share of net asset amount	[2]	949
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	949	[2]	0
Operating income	[2]	0
Profit (Loss)	[2]	(144)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(144)
Dividends	[1],[2]	0
Cornerstone Pentastone Fund No.4
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	3,704
Total liabilities	[2]	23
Share capital	[2]	3,800
Equity	[2]	3,681
Share of net asset amount	[2]	792
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	792	[2]	0
Operating income	[2]	0
Profit (Loss)	[2]	(119)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(119)
Dividends	[1],[2]	0
SKSVLP New Technology Investment Fund No.2
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	4,855
Total liabilities	[2]	2
Share capital	[2]	5,001
Equity	[2]	4,853
Share of net asset amount	[2]	1,121
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,121	[2]	0
Operating income	[2]	1
Profit (Loss)	[2]	(148)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(148)
Dividends	[1],[2]	0
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	585,401
Total liabilities	[2]	413,283
Share capital	[2]	178,000
Equity	[2]	172,118
Share of net asset amount	[2]	45,157
Unrealized gains (losses)	[2]	(45,157)
Carrying amount	[1]	0	[2]	0
Operating income	[2]	16,792
Profit (Loss)	[2]	(4,254)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(4,254)
Dividends	[1],[2]	0
KBBadgers Future Mobility ESG Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	3,607
Total liabilities	[2]	0
Share capital	[2]	5,225
Equity	[2]	3,607
Share of net asset amount	[2]	1,475
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,475	[2]	0
Operating income	[2]	0
Profit (Loss)	[2]	(1,618)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(1,618)
Dividends	[1],[2]	0
JS Private Equity Fund No.3
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	8,126
Total liabilities	[2]	1
Share capital	[2]	8,300
Equity	[2]	8,125
Share of net asset amount	[2]	1,664
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,664	[2]	0
Operating income	[2]	0
Profit (Loss)	[2]	(175)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(175)
Dividends	[1],[2]	0
Mirae Asset Mobility Investment Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	8,683
Total liabilities	[2]	73
Share capital	[2]	8,700
Equity	[2]	8,610
Share of net asset amount	[2]	1,979
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,979	[2]	0
Operating income	[2]	9
Profit (Loss)	[2]	(90)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(90)
Dividends	[1],[2]	0
KBFT 1st Green Growth Investment Fund1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	19,051
Total liabilities	[2]	0
Share capital	[2]	19,345
Equity	[2]	19,051
Share of net asset amount	[2],[3]	1,970
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,970	[2],[3]	0
Operating income	[2]	5
Profit (Loss)	[2]	(294)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(294)
Dividends	[1],[2]	0
Glenwood Credit Private Equity Fund No.2
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	145,787
Total liabilities	[2]	376
Share capital	[2]	140,500
Equity	[2]	145,411
Share of net asset amount	[2]	43,468
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	43,468	[2]	0
Operating income	[2]	5,286
Profit (Loss)	[2]	4,911
Other comprehensive income	[2]	0
Total comprehensive income	[2]	4,911
Dividends	[1],[2]	0
THE CHAEUL FUND NO.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	3,166
Total liabilities	[2]	0
Share capital	[2]	3,200
Equity	[2]	3,166
Share of net asset amount	[2]	989
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	989	[2]	0
Operating income	[2]	0
Profit (Loss)	[2]	(34)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(34)
Dividends	[1],[2]	0
KB Co-Investment Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	101,771
Total liabilities	[2]	198
Share capital	[2]	102,067
Equity	[2]	101,573
Share of net asset amount	[2]	7,269
Unrealized gains (losses)	[2]	(36)
Carrying amount	[1]	7,233	[2]	0
Operating income	[2]	14
Profit (Loss)	[2]	(494)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(494)
Dividends	[1],[2]	0
POSITIVE Sobujang Venture Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	4,521
Total liabilities	[2]	23
Share capital	[2]	4,550
Equity	[2]	4,498
Share of net asset amount	[2]	1,977
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,977	[2]	0
Operating income	[2]	1
Profit (Loss)	[2]	(52)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(52)
Dividends	[1],[2]	0
History 2022 Fintech Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	5,695
Total liabilities	[2]	0
Share capital	[2]	5,750
Equity	[2]	5,695
Share of net asset amount	[2]	1,981
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,981	[2]	0
Operating income	[2]	0
Profit (Loss)	[2]	(55)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(55)
Dividends	[1],[2]	0
PEBBLESMW M.C.E New Technology Investment Fund 1st
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	8,562
Total liabilities	[2]	40
Share capital	[2]	8,600
Equity	[2]	8,522
Share of net asset amount	[2]	1,982
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,982	[2]	0
Operating income	[2]	0
Profit (Loss)	[2]	(78)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(78)
Dividends	[1],[2]	0
KBNP Green ESG New Technology Venture Capital Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	31,838
Total liabilities	[2]	638
Share capital	[2]	32,260
Equity	[2]	31,200
Share of net asset amount	[2]	9,043
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	9,043	[2]	0
Operating income	[2]	19
Profit (Loss)	[2]	(1,059)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(1,059)
Dividends	[1],[2]	0
TMAP Mobility Co., Ltd.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	920,597
Total liabilities	[2]	174,696
Share capital	[2]	8,677
Equity	[2]	745,901
Share of net asset amount	[2],[3]	61,518
Unrealized gains (losses)	[2]	132,937
Carrying amount	[1]	194,455	[2],[3]	0
Operating income	[2]	139,792
Profit (Loss)	[2]	(132,476)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(132,476)
Dividends	[1],[2]	0
Nextrade Co., Ltd.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	146,100
Total liabilities	[2]	0
Share capital	[2]	146,100
Equity	[2]	146,100
Share of net asset amount	[2],[3]	9,700
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	9,700	[2],[3]	0
Operating income	[2]	0
Profit (Loss)	[2]	0
Other comprehensive income	[2]	0
Total comprehensive income	[2]	0
Dividends	[1],[2]	0
Shinhan Global Mobility Fund1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	5,474
Total liabilities	[2]	0
Share capital	[2]	5,700
Equity	[2]	5,474
Share of net asset amount	[2]	1,345
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,345	[2]	0
Operating income	[2]	0
Profit (Loss)	[2]	(226)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(226)
Dividends	[1],[2]	0
SKB Next Unicorn KBattery Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	5,705
Total liabilities	[2]	14
Share capital	[2]	5,691
Equity	[2]	5,691
Share of net asset amount	[2]	1,995
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,995	[2]	₩ 0
Operating income	[2]	1
Profit (Loss)	[2]	0
Other comprehensive income	[2]	0
Total comprehensive income	[2]	0
Dividends	[1],[2]	₩ 0

[1]	Gains on disposal of investments in associates and joint ventures amount to ￦ 62,048 million ￦ 20,585 million for the years ended December 31, 2021 and 2022, respectively.
[2]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[3]	As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[4]	The ownership of Paycoms Co., Ltd. would be 21.84% and 21.68% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.
[5]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.
[6]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[7]	As of December 31, 2021 and 2022, the Group participates in the investment management committee but cannot exercise control.